Equity (Tables)	6 Months Ended
Jun. 30, 2022
Stockholders' Equity Note [Abstract]
Schedule of nonvested shares
	Number of shares	Weighted average grant date value
Nonvested as of December 31, 2021	1,000,000	1,330,000
Granted	500,000	$735,000
Vested	1,500,000	2,065,000
Nonvested as of June 30, 2022	-	$-